Income Statements - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net operating revenue	R$ 22,055,720	R$ 19,491,061	R$ 17,797,541
Operating costs	(14,350,903)	(12,800,042)	(11,179,667)
Gross profit	7,704,817	6,691,019	6,617,874
Selling expenses	(911,967)	(825,879)	(751,286)
Allowance for doubtful accounts	(782,057)	(643,730)	(444,826)
Administrative expenses	(1,398,507)	(1,124,069)	(1,051,181)
Other operating income (expenses), net	8,327	(21,841)	107,656
Equity results of investments in affiliaties	24,551	22,079	14,136
Profit from operations before finance income (expenses) and income tax and social contribution	4,645,164	4,097,579	4,492,373
Financial expenses	(1,956,266)	(1,448,295)	(1,324,759)
Financial revenues	1,091,531	472,408	336,731
Exchange result, net	492,321	48,464	(2,178,343)
Financial result, net	(372,414)	(927,423)	(3,166,371)
Profit before income tax and social contribution	4,272,750	3,170,156	1,326,002
Income tax and social contribution
Current	(1,230,234)	(961,556)	(460,721)
Deferred	78,751	97,269	108,037
Income tax and social contribution	(1,151,483)	(864,287)	(352,684)
Profit for the year	R$ 3,121,267	R$ 2,305,869	R$ 973,318
Earnings per share – basic and diluted (in reais)	R$ 4.57	R$ 3.37	R$ 1.42